Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company did not grant stock options or stock appreciation rights to its employees during the fiscal year ended December 31, 2024 and does not anticipate that it will use stock options or stock appreciation rights as part of its compensation program going forward.  The Company does not have any program, plan or practice to time annual or ad hoc grants of equity-based awards in coordination with the release of material non-public information or otherwise, and does not grant stock options or stock appreciation rights during periods in which there is material nonpublic information about the Company, including at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.